INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	$ 40,197,952	$ 50,062,944
Work-in-process	16,739,907	49,157,454
Finished goods	217,517,939	197,347,729
Inventories	274,455,798	296,568,127
Inventory written down	$ 3,085,529	$ 8,456,260	$ 2,101,124